Offerings - Offering: 1	Nov. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0001 par value per share
Amount Registered | shares	3,300,000
Proposed Maximum Offering Price per Unit	1.0250
Maximum Aggregate Offering Price	$ 3,382,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 467.12
Offering Note	Represents ordinary shares issuable pursuant to the awards granted or to be granted under the K-Tech Solutions Company Limited 2025 Equity Incentive Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plan. Any ordinary shares covered by an award granted under the Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of ordinary shares that may be issued under the Plan.

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on the average of the high and low prices of the Registrant’s ordinary shares as quoted on the Nasdaq Capital Market on November 21, 2025, a date within five business days prior to the filing of the Registration Statement.